Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	$ 271.0	$ 267.0
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	12.7	11.7
Market value of shares held	$ 157.0	$ 201.0
Number of shares purchased	5.2	3.8
Cost of shares purchased	$ 69.9	$ 81.2
Shares held in trust for employee incentive plans | Maximum
Transactions in Prudential plc shares
Number of shares held	12.7